Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	EAGLE SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000897111
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2012
Prospectus Date	rr_ProspectusDate	Mar. 01, 2012
Eagle International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Eagle Mutual Funds SUMMARY OF INTERNATIONAL EQUITY FUND | 3.1.2012
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Eagle International Equity Fund (“International Equity Fund” or the “fund”) seeks capital appreciation principally through investment in a portfolio of international equity securities.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Eagle Family of Funds. More information about these and other discounts is available from your financial professional, on page 33 of the fund’s prospectus and on page 24 of the fund’s statement of additional information.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses deducted from fund assets):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 68% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Eagle Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

During normal market conditions, the International Equity Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of foreign issuers and depository receipts representing the securities of foreign issuers. The fund invests primarily in equity securities of foreign companies that the portfolio managers believe have the potential to capitalize on worldwide growth trends and global changes. The fund may invest in securities traded on any securities market in the world. Equity securities include common and preferred stocks, warrants or rights exercisable into common or preferred stock, securities convertible into common or preferred stock and depository receipts. The fund may also invest in exchange-traded index funds based on foreign indices, as well as precious metal-related instruments in the form of equities and asset-backed securities.

The fund normally invests at least 50% of its investment portfolio in securities traded in developed foreign securities markets. The fund also may: (1) invest up to 35% of its assets in emerging markets, which are those countries whose markets are not yet highly developed; (2) invest in foreign currency and purchase and sell forward foreign currency contracts and futures contracts to improve its returns or protect its assets; and/or (3) reduce foreign currency risk by hedging some or all of the fund’s foreign currency exposure back into the U.S. dollar. When purchasing securities in developed markets, the fund’s portfolio managers focus on individual companies instead of the economy as a whole. However, when purchasing securities in emerging markets, the fund’s portfolio managers focus on the significance of macro-economic factors.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The greatest risk of investing in this fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s net asset value (“NAV”) also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

  Derivative risk is the risk that the strategy used in purchasing futures contracts, forward foreign currency contracts and options on futures may not succeed;
  Emerging markets risk arises because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. Additionally, risk arises because investing in emerging markets has greater social, political and economic uncertainty, dependence on foreign aid and a limited number of buyers;
  Foreign security risk is the risk of instability in currency exchange rates, political unrest, economic conditions, custodial arrangements or foreign law changes;
  Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;
  Interest rate risk is the risk that the value of a fund’s investments in fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate- or longer-term fixed income obligations owned by the fund;
  Liquidity risk is the possibility that, during times of widespread market turbulence, trading activity in certain securities may be significantly hampered, which may reduce the returns of the fund because it may be unable to sell the securities at an advantageous price or time;
  Market timing risk arises because certain types of securities in which the fund invests, including foreign securities, could cause the fund to be at greater risk of market timing activities by fund shareholders;
  Investing in other investment companies and exchange-traded funds (“ETFs”) carries with it the risk that, by investing in another investment company or ETF, the fund, and therefore its shareholders, indirectly bear the fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses fund shareholders directly bear in connection with the fund’s own operations;
  Precious metal-related instruments can fluctuate due to economic cycles, the devaluation of currency, changes in inflation and interest rates and government regulation of metal sales.
  Sector risk is the risk of a fund holding a core portfolio of stocks invested in similar businesses which could all be affected by the same economic or market conditions;
  Small- and mid-cap company risk arises because small- and mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies; and
  Stock market risk is the risk of broad stock market decline or decline in particular holdings.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in this fund is that you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund’s returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s Class A share performance from one year to another. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s Class A share performance from one year to another.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for Class R-6 shares because Class R-6 shares have not yet commenced operations for this fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	eagleasset.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During 10 year period (Class A shares):

	Return	Quarter Ended
Best Quarter	19.68%	June 30, 2009
Worst Quarter	(25.00)%	September 30, 2011

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for the periods ended December 31, 2011): Fund return (after deduction of sales charges and expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3, Class R-5, and Class R-6 will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

No performance information is presented for Class R-6 shares because Class R-6 shares have not yet commenced operations for this fund. If and when Class R-6 shares commence operations for this fund, current performance data as of the most recent month-end may be found on our website at eagleasset.com.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3, Class R-5, and Class R-6 will vary.

Eagle International Equity Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.83%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%	[4]
Fee Caps and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
Net Expenses	rr_NetExpensesOverAssets	1.66%
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	636
Year 3	rr_ExpenseExampleYear03	1,029
Year 5	rr_ExpenseExampleYear05	1,448
Year 10	rr_ExpenseExampleYear10	2,610
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(16.27%)
2003	rr_AnnualReturn2003	30.89%
2004	rr_AnnualReturn2004	21.40%
2005	rr_AnnualReturn2005	17.63%
2006	rr_AnnualReturn2006	29.31%
2007	rr_AnnualReturn2007	16.23%
2008	rr_AnnualReturn2008	(43.81%)
2009	rr_AnnualReturn2009	21.10%
2010	rr_AnnualReturn2010	7.08%
2011	rr_AnnualReturn2011	(21.64%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.00%)
Eagle International Equity Fund | Class C
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.87%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.73%	[4]
Fee Caps and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Net Expenses	rr_NetExpensesOverAssets	2.46%
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	349
Year 3	rr_ExpenseExampleYear03	822
Year 5	rr_ExpenseExampleYear05	1,421
Year 10	rr_ExpenseExampleYear10	3,041
Eagle International Equity Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.84%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%	[4]
Fee Caps and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)
Net Expenses	rr_NetExpensesOverAssets	1.16%
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	118
Year 3	rr_ExpenseExampleYear03	483
Year 5	rr_ExpenseExampleYear05	872
Year 10	rr_ExpenseExampleYear10	1,964
Eagle International Equity Fund | Class R-3
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.84%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%	[4]
Fee Caps and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)
Net Expenses	rr_NetExpensesOverAssets	1.76%
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	179
Year 3	rr_ExpenseExampleYear03	646
Year 5	rr_ExpenseExampleYear05	1,140
Year 10	rr_ExpenseExampleYear10	2,500
Eagle International Equity Fund | Class R-5
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.74%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%	[4]
Fee Caps and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)
Net Expenses	rr_NetExpensesOverAssets	1.16%
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	118
Year 3	rr_ExpenseExampleYear03	462
Year 5	rr_ExpenseExampleYear05	829
Year 10	rr_ExpenseExampleYear10	1,863
Eagle International Equity Fund | Class R-6
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%	[4]
Fee Caps and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)
Net Expenses	rr_NetExpensesOverAssets	0.86%
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	88
Year 3	rr_ExpenseExampleYear03	390
Year 5	rr_ExpenseExampleYear05	714
Year 10	rr_ExpenseExampleYear10	1,633
Eagle International Equity Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(25.36%)
5-yr	rr_AverageAnnualReturnYear05	(8.77%)
10-yr	rr_AverageAnnualReturnYear10	2.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 1995
Eagle International Equity Fund | Return Before Taxes | Class C
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(22.23%)
5-yr	rr_AverageAnnualReturnYear05	(8.60%)
10-yr	rr_AverageAnnualReturnYear10	2.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 1995
Eagle International Equity Fund | Return Before Taxes | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(21.40%)
5-yr	rr_AverageAnnualReturnYear05
10-yr	rr_AverageAnnualReturnYear10
Lifetime	rr_AverageAnnualReturnSinceInception	4.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 09, 2009
Eagle International Equity Fund | Return Before Taxes | Class R-3
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(23.88%)
5-yr	rr_AverageAnnualReturnYear05
10-yr	rr_AverageAnnualReturnYear10
Lifetime	rr_AverageAnnualReturnSinceInception	(9.86%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2009
Eagle International Equity Fund | Return Before Taxes | Class R-5
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(22.18%)
5-yr	rr_AverageAnnualReturnYear05
10-yr	rr_AverageAnnualReturnYear10
Lifetime	rr_AverageAnnualReturnSinceInception	(8.59%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2009
Eagle International Equity Fund | Return After Taxes on Distributions | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(25.36%)
5-yr	rr_AverageAnnualReturnYear05	(9.32%)
10-yr	rr_AverageAnnualReturnYear10	1.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 1995
Eagle International Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(16.49%)
5-yr	rr_AverageAnnualReturnYear05	(7.22%)
10-yr	rr_AverageAnnualReturnYear10	2.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 1995
Eagle International Equity Fund | MSCI ACWI-ex US (Lifetime period is measured from the inception date of Class I shares) (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	13.71%
5-yr	rr_AverageAnnualReturnYear05	(2.92%)
10-yr	rr_AverageAnnualReturnYear10	6.31%
Lifetime	rr_AverageAnnualReturnSinceInception	13.10%
Eagle Investment Grade Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Eagle Mutual Funds SUMMARY OF INVESTMENT GRADE BOND FUND | 3.1.2012
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Eagle Investment Grade Bond Fund (“Investment Grade Bond Fund” or the “fund”) seeks current income and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Investment Grade Bond Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Eagle Family of Funds. More information about these and other discounts is available from your financial professional, on page 33 of the fund’s prospectus and on page 24 of the fund’s statement of additional information.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses deducted from fund assets):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 78% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Eagle Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

During normal market conditions, the Investment Grade Bond Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a portfolio of U.S. and foreign investment grade fixed income instruments of varying maturities. Investment grade is defined as securities rated BBB- or better by Standard & Poor’s Rating Services or an equivalent rating by at least one other nationally recognized statistical rating organization or, for unrated securities, those that are determined to be of equivalent quality by the fund’s Portfolio Managers. The average portfolio duration of the fund is expected to vary and may generally range anywhere from two to seven years based upon economic and market conditions. The fund’s strategy is to actively allocate assets among market sectors. The fund expects to invest in a variety of fixed income securities including, but not limited to:

  corporate debt securities of U.S. and non-U.S. issuers, including corporate commercial paper;
  bank certificates of deposit;
  debt securities issued by states or local governments and their agencies;
  obligations of non-U.S. governments and their subdivisions, agencies and government sponsored enterprises;
  obligations of international agencies or supranational entities (such as the European Union);
  obligations issued or guaranteed by the U.S. government and its agencies;
  mortgage-backed securities and asset-backed securities;
  commercial real estate securities; and
  floating rate instruments.

In addition, the fund may invest a portion of its assets in lower-rated corporate bonds and other fixed income securities that focus on delivering high income.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The greatest risk of investing in this fund is that you could lose money. The values of most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. As a result, the fund’s net asset value (“NAV”) may also increase or decrease. Investments in this fund are subject to the following primary risks and these risks are further explained in the statutory prospectus under “Additional Information on Investment Strategies” and “Additional Information on Risks.”

  Call risk is the possibility that, as interest rates decline, issuers of callable bonds may call fixed income securities with high interest rates prior to their maturity dates;
  Credit risk arises if an issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt;
  Foreign security risk is the risk of instability in currency exchange rates, political unrest, economic conditions or foreign law changes;
  Government sponsored enterprises (“GSE”) (which are obligations issued by agencies and instrumentalities of the U.S. government) risk is due to investments in GSEs having variations in the level of support they receive from the U.S. government and may not be backed by the full faith and credit of the U.S. government;
  High-yield security risk results from investments in below investment grade bonds, which have a greater risk of loss, are susceptible to rising interest rates and have greater volatility;
  Inflation risk is the risk that high rates of inflation or changes in the market’s inflation expectations may adversely affect the market value of inflation-sensitive securities;
  Interest rate risk is the risk that the value of a fund’s investments in fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate- or longer-term fixed income obligations owned by the fund;
  Issuer and market risk is the risk that market conditions or other events that impact specific fixed income issuers will have an adverse effect on the fund’s yield;
  Liquidity risk is the possibility that, during times of widespread market turbulence, trading activity in certain securities may be significantly hampered, which may reduce the returns of the fund because it may be unable to sell the securities at an advantageous price or time;
  Mortgage- and asset-backed security risk, which is possible in an unstable or depressed housing market, arises from the potential for mortgage failure or premature repayment of principal; and
  Investing in other investment companies and exchange-traded funds (“ETFs”) carries with it the risk that, by investing in another investment company or ETF, the fund, and therefore its shareholders, indirectly bear the fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses fund shareholders directly bear in connection with the fund’s own operations.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in this fund is that you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund’s returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s Class A share performance from one year to another. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s Class A share performance from one year to another.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for Class R-6 shares because Class R-6 shares have not yet commenced operations for this fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	eagleasset.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During performance period (Class A shares):

	Return	Quarter Ended
Best Quarter	3.14%	June 30, 2010
Worst Quarter	(1.95)%	December 31, 2010

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for the periods ended December 31, 2011): Fund return (after deduction of sales charges and expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3, Class R-5, and Class R-6 will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

No performance information is presented for Class R-6 shares because Class R-6 shares have not yet commenced operations for this fund. If and when Class R-6 shares commence operations for this fund, current performance data as of the most recent month-end may be found on our website at eagleasset.com.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3, Class R-5, and Class R-6 will vary.

Eagle Investment Grade Bond Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%	[5]
Fee Caps and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Net Expenses	rr_NetExpensesOverAssets	0.85%
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	459
Year 3	rr_ExpenseExampleYear03	675
Year 5	rr_ExpenseExampleYear05	910
Year 10	rr_ExpenseExampleYear10	1,582
Bar Chart Table:	rr_BarChartTableAbstract
2011	rr_AnnualReturn2011	5.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.95%)
Eagle Investment Grade Bond Fund | Class C
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%	[5]
Fee Caps and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Net Expenses	rr_NetExpensesOverAssets	1.65%
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	268
Year 3	rr_ExpenseExampleYear03	550
Year 5	rr_ExpenseExampleYear05	957
Year 10	rr_ExpenseExampleYear10	2,094
Eagle Investment Grade Bond Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%	[5]
Fee Caps and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Net Expenses	rr_NetExpensesOverAssets	0.60%
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	61
Year 3	rr_ExpenseExampleYear03	222
Year 5	rr_ExpenseExampleYear05	398
Year 10	rr_ExpenseExampleYear10	905
Eagle Investment Grade Bond Fund | Class R-3
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%	[5]
Fee Caps and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Net Expenses	rr_NetExpensesOverAssets	1.15%
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	117
Year 3	rr_ExpenseExampleYear03	416
Year 5	rr_ExpenseExampleYear05	738
Year 10	rr_ExpenseExampleYear10	1,648
Eagle Investment Grade Bond Fund | Class R-5
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.71%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.01%	[5]
Fee Caps and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.41%)
Net Expenses	rr_NetExpensesOverAssets	0.60%
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	61
Year 3	rr_ExpenseExampleYear03	1,304
Year 5	rr_ExpenseExampleYear05	2,521
Year 10	rr_ExpenseExampleYear10	5,458
Eagle Investment Grade Bond Fund | Class R-6
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.69%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%	[5]
Fee Caps and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Net Expenses	rr_NetExpensesOverAssets	0.85%
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	87
Year 3	rr_ExpenseExampleYear03	301
Year 5	rr_ExpenseExampleYear05	533
Year 10	rr_ExpenseExampleYear10	1,200
Eagle Investment Grade Bond Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	1.68%
5-yr	rr_AverageAnnualReturnYear05
10-yr	rr_AverageAnnualReturnYear10
Lifetime	rr_AverageAnnualReturnSinceInception	2.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
Eagle Investment Grade Bond Fund | Return Before Taxes | Class C
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	4.80%
5-yr	rr_AverageAnnualReturnYear05
10-yr	rr_AverageAnnualReturnYear10
Lifetime	rr_AverageAnnualReturnSinceInception	4.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
Eagle Investment Grade Bond Fund | Return Before Taxes | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	5.96%
5-yr	rr_AverageAnnualReturnYear05
10-yr	rr_AverageAnnualReturnYear10
Lifetime	rr_AverageAnnualReturnSinceInception	5.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
Eagle Investment Grade Bond Fund | Return Before Taxes | Class R-3
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	5.32%
5-yr	rr_AverageAnnualReturnYear05
10-yr	rr_AverageAnnualReturnYear10
Lifetime	rr_AverageAnnualReturnSinceInception	4.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
Eagle Investment Grade Bond Fund | Return Before Taxes | Class R-5
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	5.68%
5-yr	rr_AverageAnnualReturnYear05
10-yr	rr_AverageAnnualReturnYear10
Lifetime	rr_AverageAnnualReturnSinceInception	5.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
Eagle Investment Grade Bond Fund | Return After Taxes on Distributions | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	1.02%
5-yr	rr_AverageAnnualReturnYear05
10-yr	rr_AverageAnnualReturnYear10
Lifetime	rr_AverageAnnualReturnSinceInception	2.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
Eagle Investment Grade Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	1.20%
5-yr	rr_AverageAnnualReturnYear05
10-yr	rr_AverageAnnualReturnYear10
Lifetime	rr_AverageAnnualReturnSinceInception	1.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
Eagle Investment Grade Bond Fund | Barclays Intermediate Government/Credit Bond Index(Lifetime period is measured from the inception date of Class I shares)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	5.80%
5-yr	rr_AverageAnnualReturnYear05	5.88%
10-yr	rr_AverageAnnualReturnYear10	5.20%
Lifetime	rr_AverageAnnualReturnSinceInception	5.35%
Eagle Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Eagle Mutual Funds SUMMARY OF MID CAP GROWTH FUND | 3.1.2012
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Eagle Mid Cap Growth Fund (“Mid Cap Growth Fund” or the “fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Growth Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Eagle Family of Funds. More information about these and other discounts is available from your financial professional, on page 33 of the fund’s prospectus and on page 24 of the fund’s statement of additional information.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses deducted from fund assets):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 91% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Eagle Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

During normal market conditions, the Mid Cap Growth Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of mid-capitalization companies. The fund’s portfolio managers consider mid-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations that fall within the range of companies included in the Russell Midcap® Growth Index during the most recent 12-month period. The Russell Midcap® Growth Index ranged from approximately $107 million to $26 billion during the 12-month period ended December 31, 2011.

The fund will invest primarily in the equity securities of companies that the portfolio managers believe have the potential for above-average earnings or sales growth, reasonable valuations and acceptable debt levels. Such stocks can typically have high price-to-earnings ratios. Equity securities include common and preferred stock, warrants or rights exercisable into common or preferred stock and high-quality convertible securities. The portfolio managers generally do not emphasize investment in any particular investment sector or industry. The fund will generally sell when the stock has met the portfolio managers’ target price, the investment is no longer valid, a better investment opportunity has arisen or if the investment reaches a value more than 5% of the fund’s net assets.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The greatest risk of investing in this fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s net asset value (“NAV”) also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

  Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;
  Portfolio turnover risk is the risk that performance may be adversely affected by a high rate of portfolio turnover, which generally leads to greater transaction and tax costs;
  Small- and mid-cap company risk arises because small- and mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies; and
  Stock market risk is the risk of broad stock market decline or decline in particular holdings.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in this fund is that you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund’s returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s Class A share performance from one year to another. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s Class A share performance from one year to another.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for Class R-6 shares because the fund’s Class R-6 shares have not been in existence for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	eagleasset.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During 10 year period (Class A shares):

	Return	Quarter Ended
Best Quarter	19.02%	June 30, 2003
Worst Quarter	(25.72%)	December 31, 2008

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for the periods ended December 31, 2011): Fund return (after deduction of sales charges and expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3, Class R-5, and Class R-6 will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

No performance information is presented for Class R-6 shares because the fund’s Class R-6 shares have not been in existence for a full calendar year. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3, Class R-5, and Class R-6 will vary.

Eagle Mid Cap Growth Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%	[6]
Fee Caps and Expense Reimbursements	est897111_FeeCapsAndExpenseReimbursements	0.00%
Net Expenses	rr_NetExpensesOverAssets	1.23%
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	594
Year 3	rr_ExpenseExampleYear03	847
Year 5	rr_ExpenseExampleYear05	1,119
Year 10	rr_ExpenseExampleYear10	1,893
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(13.11%)
2003	rr_AnnualReturn2003	32.03%
2004	rr_AnnualReturn2004	10.96%
2005	rr_AnnualReturn2005	7.05%
2006	rr_AnnualReturn2006	8.29%
2007	rr_AnnualReturn2007	25.55%
2008	rr_AnnualReturn2008	(38.91%)
2009	rr_AnnualReturn2009	39.80%
2010	rr_AnnualReturn2010	29.97%
2011	rr_AnnualReturn2011	(8.92%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.72%)
Eagle Mid Cap Growth Fund | Class C
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%	[6]
Fee Caps and Expense Reimbursements	est897111_FeeCapsAndExpenseReimbursements	0.00%
Net Expenses	rr_NetExpensesOverAssets	1.94%
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	297
Year 3	rr_ExpenseExampleYear03	609
Year 5	rr_ExpenseExampleYear05	1,047
Year 10	rr_ExpenseExampleYear10	2,264
Eagle Mid Cap Growth Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%	[6]
Fee Caps and Expense Reimbursements	est897111_FeeCapsAndExpenseReimbursements	0.01%
Net Expenses	rr_NetExpensesOverAssets	0.89%
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	91
Year 3	rr_ExpenseExampleYear03	282
Year 5	rr_ExpenseExampleYear05	489
Year 10	rr_ExpenseExampleYear10	1,085
Eagle Mid Cap Growth Fund | Class R-3
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%	[6]
Fee Caps and Expense Reimbursements	est897111_FeeCapsAndExpenseReimbursements	0.00%
Net Expenses	rr_NetExpensesOverAssets	1.52%
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	155
Year 3	rr_ExpenseExampleYear03	480
Year 5	rr_ExpenseExampleYear05	829
Year 10	rr_ExpenseExampleYear10	1,813
Eagle Mid Cap Growth Fund | Class R-5
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%	[6]
Fee Caps and Expense Reimbursements	est897111_FeeCapsAndExpenseReimbursements	0.00%
Net Expenses	rr_NetExpensesOverAssets	0.91%
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	93
Year 3	rr_ExpenseExampleYear03	290
Year 5	rr_ExpenseExampleYear05	504
Year 10	rr_ExpenseExampleYear10	1,120
Eagle Mid Cap Growth Fund | Class R-6
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[6]
Fee Caps and Expense Reimbursements	est897111_FeeCapsAndExpenseReimbursements	0.00%
Net Expenses	rr_NetExpensesOverAssets	0.85%
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	87
Year 3	rr_ExpenseExampleYear03	271
Year 5	rr_ExpenseExampleYear05	471
Year 10	rr_ExpenseExampleYear10	1,049
Eagle Mid Cap Growth Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(13.25%)
5-yr	rr_AverageAnnualReturnYear05	3.87%
10-yr	rr_AverageAnnualReturnYear10	5.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 20, 1998
Eagle Mid Cap Growth Fund | Return Before Taxes | Class C
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(9.52%)
5-yr	rr_AverageAnnualReturnYear05	4.11%
10-yr	rr_AverageAnnualReturnYear10	5.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 20, 1998
Eagle Mid Cap Growth Fund | Return Before Taxes | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(8.59%)
5-yr	rr_AverageAnnualReturnYear05
10-yr	rr_AverageAnnualReturnYear10
Lifetime	rr_AverageAnnualReturnSinceInception	6.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 21, 2006
Eagle Mid Cap Growth Fund | Return Before Taxes | Class R-3
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(9.13%)
5-yr	rr_AverageAnnualReturnYear05
10-yr	rr_AverageAnnualReturnYear10
Lifetime	rr_AverageAnnualReturnSinceInception	19.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 12, 2009
Eagle Mid Cap Growth Fund | Return Before Taxes | Class R-5
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(8.57%)
5-yr	rr_AverageAnnualReturnYear05
10-yr	rr_AverageAnnualReturnYear10
Lifetime	rr_AverageAnnualReturnSinceInception	8.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2009
Eagle Mid Cap Growth Fund | Return After Taxes on Distributions | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(13.25%)
5-yr	rr_AverageAnnualReturnYear05	3.03%
10-yr	rr_AverageAnnualReturnYear10	5.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 20, 1998
Eagle Mid Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(8.76%)
5-yr	rr_AverageAnnualReturnYear05	(0.80%)
10-yr	rr_AverageAnnualReturnYear10	2.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 20, 1998
Eagle Mid Cap Growth Fund | Russell Midcap Growth Index (Lifetime period is measured from the inception date of Class I shares) (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(1.65%)
5-yr	rr_AverageAnnualReturnYear05	2.44%
10-yr	rr_AverageAnnualReturnYear10	5.29%
Lifetime	rr_AverageAnnualReturnSinceInception	4.07%
Eagle Mid Cap Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Eagle Mutual Funds SUMMARY OF MID CAP STOCK FUND | 3.1.2012
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Eagle Mid Cap Stock Fund (“Mid Cap Stock Fund” or the “fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Stock Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Eagle Family of Funds. More information about these and other discounts is available from your financial professional, on page 33 of the fund’s prospectus and on page 24 of the fund’s statement of additional information.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses deducted from fund assets):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 242% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	242.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Eagle Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

During normal market conditions, the Mid Cap Stock Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the stocks of mid-capitalization companies. The fund’s portfolio managers consider mid-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations that fall within the range of companies included in the Russell Midcap® Index during the most recent 12-month period. The Russell Midcap® Index ranged from approximately $36 million to $66 billion during the 12-month period ended December 31, 2011.

The fund will invest primarily in the stocks of companies that the portfolio managers believe may be rapidly developing their business franchises, services and products, and have above-average earnings, cash flow and/or growth at a discount from their market value. The portfolio managers focus on common stocks of mid-capitalization companies that are believed to have sustainable advantages in their industries or sectors and fit within the portfolio management team’s growth and valuation guidelines. For this purpose, stocks include common and preferred stocks, warrants or rights exercisable into common or preferred stock, and securities convertible into common or preferred stock. The fund will sell securities when they no longer meet the portfolio managers’ investment criteria.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The greatest risk of investing in this fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s net asset value (“NAV”) also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

  Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;
  Portfolio turnover risk is the risk that performance may be adversely affected by a high rate of portfolio turnover, which generally leads to greater transaction and tax costs;
  Small- and mid-cap company risk arises because small- and mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;
  Stock market risk is the risk of broad stock market decline or decline in particular holdings; and
  Value stock risk arises from the possibility that a stock’s true value may not be fully realized by the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in this fund is that you could lose money
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund’s returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s Class A share performance from one year to another. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s Class A share performance from one year to another.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for Class R-6 shares because the fund’s Class R-6 shares have not been in existence for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	eagleasset.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During 10 year period (Class A shares):

	Return	Quarter Ended
Best Quarter	15.83%	September 30, 2009
Worst Quarter	(22.89)%	December 31, 2008

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for the periods ended December 31, 2011): Fund return (after deduction of sales charges and expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3, Class R-5, and Class R-6 will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

No performance information is presented for Class R-6 shares because the fund’s Class R-6 shares have not been in existence for a full calendar year. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3, Class R-5, and Class R-6 will vary.

Eagle Mid Cap Stock Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%	[6]
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	586
Year 3	rr_ExpenseExampleYear03	820
Year 5	rr_ExpenseExampleYear05	1,073
Year 10	rr_ExpenseExampleYear10	1,795
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(18.69%)
2003	rr_AnnualReturn2003	24.75%
2004	rr_AnnualReturn2004	17.50%
2005	rr_AnnualReturn2005	9.25%
2006	rr_AnnualReturn2006	13.15%
2007	rr_AnnualReturn2007	13.26%
2008	rr_AnnualReturn2008	(37.64%)
2009	rr_AnnualReturn2009	31.01%
2010	rr_AnnualReturn2010	20.39%
2011	rr_AnnualReturn2011	(9.18%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.89%)
Eagle Mid Cap Stock Fund | Class C
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%	[6]
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	288
Year 3	rr_ExpenseExampleYear03	582
Year 5	rr_ExpenseExampleYear05	1,001
Year 10	rr_ExpenseExampleYear10	2,169
Eagle Mid Cap Stock Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%	[6]
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	81
Year 3	rr_ExpenseExampleYear03	252
Year 5	rr_ExpenseExampleYear05	439
Year 10	rr_ExpenseExampleYear10	978
Eagle Mid Cap Stock Fund | Class R-3
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[6]
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	146
Year 3	rr_ExpenseExampleYear03	452
Year 5	rr_ExpenseExampleYear05	782
Year 10	rr_ExpenseExampleYear10	1,713
Eagle Mid Cap Stock Fund | Class R-5
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[6]
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	87
Year 3	rr_ExpenseExampleYear03	271
Year 5	rr_ExpenseExampleYear05	471
Year 10	rr_ExpenseExampleYear10	1,049
Eagle Mid Cap Stock Fund | Class R-6
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[6]
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	87
Year 3	rr_ExpenseExampleYear03	271
Year 5	rr_ExpenseExampleYear05	471
Year 10	rr_ExpenseExampleYear10	1,049
Eagle Mid Cap Stock Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(13.48%)
5-yr	rr_AverageAnnualReturnYear05	(0.74%)
10-yr	rr_AverageAnnualReturnYear10	3.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 06, 1997
Eagle Mid Cap Stock Fund | Return Before Taxes | Class C
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(9.80%)
5-yr	rr_AverageAnnualReturnYear05	(0.50%)
10-yr	rr_AverageAnnualReturnYear10	3.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 06, 1997
Eagle Mid Cap Stock Fund | Return Before Taxes | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(8.81%)
5-yr	rr_AverageAnnualReturnYear05	0.61%
10-yr	rr_AverageAnnualReturnYear10
Lifetime	rr_AverageAnnualReturnSinceInception	2.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 06, 2006
Eagle Mid Cap Stock Fund | Return Before Taxes | Class R-3
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(9.40%)
5-yr	rr_AverageAnnualReturnYear05	0.04%
10-yr	rr_AverageAnnualReturnYear10
Lifetime	rr_AverageAnnualReturnSinceInception	1.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 10, 2006
Eagle Mid Cap Stock Fund | Return Before Taxes | Class R-5
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(8.87%)
5-yr	rr_AverageAnnualReturnYear05	0.64%
10-yr	rr_AverageAnnualReturnYear10
Lifetime	rr_AverageAnnualReturnSinceInception	1.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 02, 2006
Eagle Mid Cap Stock Fund | Return After Taxes on Distributions | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(13.48%)
5-yr	rr_AverageAnnualReturnYear05	(1.27%)
10-yr	rr_AverageAnnualReturnYear10	2.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 06, 1997
Eagle Mid Cap Stock Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(8.76%)
5-yr	rr_AverageAnnualReturnYear05	(0.80%)
10-yr	rr_AverageAnnualReturnYear10	2.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 06, 1997
Eagle Mid Cap Stock Fund | S&P MidCap 400 Index (Lifetime period is measured from the inception date of Class I shares) (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(1.73%)
5-yr	rr_AverageAnnualReturnYear05	3.32%
10-yr	rr_AverageAnnualReturnYear10	7.04%
Lifetime	rr_AverageAnnualReturnSinceInception	4.25%
Eagle Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Eagle Mutual Funds SUMMARY OF SMALL CAP GROWTH FUND | 3.1.2012
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Eagle Small Cap Growth Fund (“Small Cap Growth Fund” or the “fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Small Cap Growth Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Eagle Family of Funds. More information about these and other discounts is available from your financial professional, on page 33 of the fund’s prospectus and on page 24 of the fund’s statement of additional information.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses deducted from fund assets):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Eagle Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

During normal market conditions, the Small Cap Growth Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the stocks of small-capitalization companies. The fund’s portfolio manager considers small-capitalization companies to be those companies that, at the time of initial purchase, have a market capitalization equal to or less than the largest company in the Russell 2000® Growth Index during the most recent 12-month period (approximately $6.0 billion during the 12-month period ended December 31, 2011).

When making their investment decisions, the portfolio managers generally focus on investing in the securities of companies that the portfolio managers believe have accelerating earnings growth rates, reasonable valuations (typically with a price-to-earnings ratio of no more than the earnings growth rate), strong management that participates in the ownership of the company, reasonable debt levels and/or a high or expanding return on equity. The fund will sell securities when they no longer meet the portfolio managers’ investment criteria.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The greatest risk of investing in this fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s net asset value (“NAV”) also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

  Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;
  Market timing risk arises because certain types of securities in which the fund invests, including small-cap securities, could cause the fund to be at greater risk of market timing activities by fund shareholders;
  Small- and mid-cap company risk arises because small-and mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies; and
  Stock market risk is the risk of broad stock market decline or decline in particular holdings.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in this fund is that you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund’s returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s Class A share performance from one year to another. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s Class A share performance from one year to another.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for Class R-6 shares because the fund’s Class R-6 shares have not been in existence for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	eagleasset.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During 10 year period (Class A shares):

	Return	Quarter Ended
Best Quarter	20.45%	June 30, 2003
Worst Quarter	(27.14)%	December 31, 2008

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for the periods ended December 31, 2011): Fund return (after deduction of sales charges and expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3, Class R-5, and Class R-6 will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

No performance information is presented for Class R-6 shares because the fund’s Class R-6 shares have not been in existence for a full calendar year. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3, Class R-5, and Class R-6 will vary.

Eagle Small Cap Growth Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[6]
Fee Caps and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses	rr_NetExpensesOverAssets	1.16%
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	588
Year 3	rr_ExpenseExampleYear03	826
Year 5	rr_ExpenseExampleYear05	1,083
Year 10	rr_ExpenseExampleYear10	1,817
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(19.19%)
2003	rr_AnnualReturn2003	40.43%
2004	rr_AnnualReturn2004	16.84%
2005	rr_AnnualReturn2005	1.43%
2006	rr_AnnualReturn2006	17.66%
2007	rr_AnnualReturn2007	7.07%
2008	rr_AnnualReturn2008	(36.48%)
2009	rr_AnnualReturn2009	34.21%
2010	rr_AnnualReturn2010	35.09%
2011	rr_AnnualReturn2011	(1.63%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.14%)
Eagle Small Cap Growth Fund | Class C
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%	[6]
Fee Caps and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses	rr_NetExpensesOverAssets	1.86%
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	289
Year 3	rr_ExpenseExampleYear03	585
Year 5	rr_ExpenseExampleYear05	1,006
Year 10	rr_ExpenseExampleYear10	2,180
Eagle Small Cap Growth Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%	[6]
Fee Caps and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Net Expenses	rr_NetExpensesOverAssets	0.82%
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	84
Year 3	rr_ExpenseExampleYear03	264
Year 5	rr_ExpenseExampleYear05	460
Year 10	rr_ExpenseExampleYear10	1,024
Eagle Small Cap Growth Fund | Class R-3
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%	[6]
Fee Caps and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses	rr_NetExpensesOverAssets	1.37%
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	139
Year 3	rr_ExpenseExampleYear03	434
Year 5	rr_ExpenseExampleYear05	750
Year 10	rr_ExpenseExampleYear10	1,646
Eagle Small Cap Growth Fund | Class R-5
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[6]
Fee Caps and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses	rr_NetExpensesOverAssets	0.85%
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	87
Year 3	rr_ExpenseExampleYear03	271
Year 5	rr_ExpenseExampleYear05	471
Year 10	rr_ExpenseExampleYear10	1,049
Eagle Small Cap Growth Fund | Class R-6
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[6]
Fee Caps and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses	rr_NetExpensesOverAssets	0.85%
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	87
Year 3	rr_ExpenseExampleYear03	271
Year 5	rr_ExpenseExampleYear05	471
Year 10	rr_ExpenseExampleYear10	1,049
Eagle Small Cap Growth Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(6.30%)
5-yr	rr_AverageAnnualReturnYear05	2.93%
10-yr	rr_AverageAnnualReturnYear10	6.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 1993
Eagle Small Cap Growth Fund | Return Before Taxes | Class C
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(2.32%)
5-yr	rr_AverageAnnualReturnYear05	3.17%
10-yr	rr_AverageAnnualReturnYear10	5.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 1995
Eagle Small Cap Growth Fund | Return Before Taxes | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(1.62%)
5-yr	rr_AverageAnnualReturnYear05	4.28%
10-yr	rr_AverageAnnualReturnYear10
Lifetime	rr_AverageAnnualReturnSinceInception	6.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2006
Eagle Small Cap Growth Fund | Return Before Taxes | Class R-3
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(1.69%)
5-yr	rr_AverageAnnualReturnYear05	3.76%
10-yr	rr_AverageAnnualReturnYear10
Lifetime	rr_AverageAnnualReturnSinceInception	5.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 19, 2006
Eagle Small Cap Growth Fund | Return Before Taxes | Class R-5
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(1.34%)
5-yr	rr_AverageAnnualReturnYear05	4.34%
10-yr	rr_AverageAnnualReturnYear10
Lifetime	rr_AverageAnnualReturnSinceInception	5.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 02, 2006
Eagle Small Cap Growth Fund | Return After Taxes on Distributions | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(6.30%)
5-yr	rr_AverageAnnualReturnYear05	2.38%
10-yr	rr_AverageAnnualReturnYear10	5.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 1993
Eagle Small Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(4.09%)
5-yr	rr_AverageAnnualReturnYear05	2.38%
10-yr	rr_AverageAnnualReturnYear10	5.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 1993
Eagle Small Cap Growth Fund | Russell 2000 Growth Index (Lifetime period is measured from the inception date of Class I shares) (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(2.91%)
5-yr	rr_AverageAnnualReturnYear05	2.09%
10-yr	rr_AverageAnnualReturnYear10	4.48%
Lifetime	rr_AverageAnnualReturnSinceInception	4.19%
Eagle Smaller Company Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Eagle Mutual Funds SUMMARY OF SMALLER COMPANY FUND | 3.1.2012
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Eagle Smaller Company Fund (“Smaller Company Fund” or the “fund”), formerly the Eagle Small Cap Core Value Fund, seeks capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Smaller Company Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Eagle Family of Funds. More information about these and other discounts is available from your financial professional, on page 33 of the fund’s prospectus and on page 24 of the fund’s statement of additional information.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses deducted from fund assets):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Eagle Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

During normal market conditions, the Smaller Company Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of small-capitalization companies. The fund’s portfolio managers consider small-capitalization companies to be those smaller companies that, at the time of initial purchase, have a market capitalization equal to or less than $5 billion. As of December 31, 2011, the weighted average of the fund was $2.22 billion and the weighted average of the Russell 2500® Index was $2.63 billion and that of the Russell 2000® Index was $1.23 billion.

The fund’s portfolio managers use a core value approach to select the fund’s investments. Using this investment style, the portfolio managers seek securities selling at discounts to their underlying values and then hold these securities until the market values reflect their intrinsic values. Factors that the portfolio managers look for in selecting investments include: (1) favorable expected returns relative to perceived risk; (2) management with demonstrated ability and commitment to the company; (3) above average potential for earnings and revenue growth; (4) low market valuations relative to forecasted earnings, book value, cash flow and sales; (5) turnaround potential for companies that have been through difficult periods; (6) low debt levels relative to total capitalization; and (7) strong industry fundamentals, such as increasing or sustainable demand and barriers to entry. The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The greatest risk of investing in this fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s net asset value (“NAV”) also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

  Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;
  Market timing risk arises because certain types of securities in which the fund invests, including small-cap securities, could cause the fund to be at greater risk of market timing activities by fund shareholders;
  Investing in other investment companies and exchange-traded funds (“ETFs”) carries with it the risk that by investing in another investment company or ETF the fund, and therefore its shareholders, indirectly bear the fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses fund shareholders directly bear in connection with the fund’s own operations;
  Small- and mid-cap company risk arises because small- and mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;
  Stock market risk is the risk of broad stock market decline or decline in particular holdings; and
  Value stock risk arises from the possibility that a stock’s true value may not be fully realized by the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in this fund is that you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund’s returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s Class A share performance from one year to another. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s Class A share performance from one year to another.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for Class R-6 shares because the fund’s Class R-6 shares have not been in existence for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	eagleasset.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During performance period (Class A shares):

	Return	Quarter Ended
Best Quarter	25.26%	June 30, 2009
Worst Quarter	(19.93)%	September 30, 2011

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for the periods ended December 31, 2011): Fund return (after deduction of sales charges and expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3, Class R-5, and Class R-6 will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

No performance information is presented for Class R-6 shares because the fund’s Class R-6 shares have not been in existence for a full calendar year. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3, Class R-5, and Class R-6 will vary.

Eagle Smaller Company Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%	[6]
Fee Caps and Expense Reimbursements	est897111_FeeCapsAndExpenseReimbursements	(0.04%)
Net Expenses	rr_NetExpensesOverAssets	1.40%
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	611
Year 3	rr_ExpenseExampleYear03	905
Year 5	rr_ExpenseExampleYear05	1,221
Year 10	rr_ExpenseExampleYear10	2,114
Bar Chart Table:	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	32.44%
2010	rr_AnnualReturn2010	23.16%
2011	rr_AnnualReturn2011	(1.12%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.93%)
Eagle Smaller Company Fund | Class C
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.61%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.21%	[6]
Fee Caps and Expense Reimbursements	est897111_FeeCapsAndExpenseReimbursements	0.07%
Net Expenses	rr_NetExpensesOverAssets	2.28%
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	331
Year 3	rr_ExpenseExampleYear03	698
Year 5	rr_ExpenseExampleYear05	1,191
Year 10	rr_ExpenseExampleYear10	2,550
Eagle Smaller Company Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%	[6]
Fee Caps and Expense Reimbursements	est897111_FeeCapsAndExpenseReimbursements	(0.24%)
Net Expenses	rr_NetExpensesOverAssets	0.95%
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	97
Year 3	rr_ExpenseExampleYear03	354
Year 5	rr_ExpenseExampleYear05	631
Year 10	rr_ExpenseExampleYear10	1,422
Eagle Smaller Company Fund | Class R-3
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%	[6]
Fee Caps and Expense Reimbursements	est897111_FeeCapsAndExpenseReimbursements	0.03%
Net Expenses	rr_NetExpensesOverAssets	1.70%
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	173
Year 3	rr_ExpenseExampleYear03	529
Year 5	rr_ExpenseExampleYear05	910
Year 10	rr_ExpenseExampleYear10	1,979
Eagle Smaller Company Fund | Class R-5
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%	[6]
Fee Caps and Expense Reimbursements	est897111_FeeCapsAndExpenseReimbursements	(0.18%)
Net Expenses	rr_NetExpensesOverAssets	0.95%
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	97
Year 3	rr_ExpenseExampleYear03	341
Year 5	rr_ExpenseExampleYear05	605
Year 10	rr_ExpenseExampleYear10	1,359
Eagle Smaller Company Fund | Class R-6
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[6]
Fee Caps and Expense Reimbursements	est897111_FeeCapsAndExpenseReimbursements	(0.39%)
Net Expenses	rr_NetExpensesOverAssets	0.85%
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	87
Year 3	rr_ExpenseExampleYear03	355
Year 5	rr_ExpenseExampleYear05	643
Year 10	rr_ExpenseExampleYear10	1,466
Eagle Smaller Company Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(5.80%)
Lifetime	rr_AverageAnnualReturnSinceInception	13.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2008
Eagle Smaller Company Fund | Return Before Taxes | Class C
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(2.02%)
Lifetime	rr_AverageAnnualReturnSinceInception	14.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2008
Eagle Smaller Company Fund | Return Before Taxes | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(0.77%)
Lifetime	rr_AverageAnnualReturnSinceInception	35.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 09, 2009
Eagle Smaller Company Fund | Return Before Taxes | Class R-3
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(1.48%)
Lifetime	rr_AverageAnnualReturnSinceInception	9.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2009
Eagle Smaller Company Fund | Return Before Taxes | Class R-5
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(0.74%)
Lifetime	rr_AverageAnnualReturnSinceInception	10.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2009
Eagle Smaller Company Fund | Return After Taxes on Distributions | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(7.72%)
Lifetime	rr_AverageAnnualReturnSinceInception	11.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2008
Eagle Smaller Company Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(1.28%)
Lifetime	rr_AverageAnnualReturnSinceInception	11.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2008
Eagle Smaller Company Fund | Russell 2000 Index (Lifetime period is measured from the inception date of Class A shares) (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(4.18%)
Lifetime	rr_AverageAnnualReturnSinceInception	12.23%
Eagle Smaller Company Fund | Russell 2500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(2.51%)
Lifetime	rr_AverageAnnualReturnSinceInception	15.07%

[1]	If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale.
[2]	For Class R-6 shares, shareholder service fees represent 0.00% of other expenses.
[3]	Acquired Fund Fees and Expenses are fees incurred indirectly by the fund as a result of investment in certain pooled investment vehicles, such as mutual funds
[4]	As the fund's asset levels change, the fund's fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. ("Eagle") has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses of each class exceed a percentage of that class' average daily net assets through February 28, 2013 as follows: Class A - 1.75%, Class C - 2.55%, Class I - 1.15%, Class R-3 - 1.75%, Class R-5 - 1.15%, and Class R-6 - 1.05%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, and extraordinary expenses, and includes offset expense arrangements with the fund's custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle's investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.
[5]	Eagle Asset Management, Inc. ("Eagle") has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that: annual operating expenses of each class exceed a percentage of that class' average daily net assets through February 28, 2013 as follows: Class A - 0.85%, Class C - 1.65%, Class I - 0.60%, Class R-3 -1.15%, Class R-5 -0.60%, and Class R-6 - 0.50%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, and extraordinary expenses, and includes offset expense arrangements with the fund's custodian. The fund's Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle's investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fee reimbursement.
[6]	As the fund's asset levels change, the fund's fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. ("Eagle") has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses of each class exceed a percentage of that class' average daily net assets through February 28, 2013 as follows: Class A - 1.50%, Class C - 2.30%, Class I - 0.95%, Class R-3 - 1.70%, Class R-5 - 0.95%, and Class R-6 - 0.85%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, and extraordinary expenses, and includes offset expense arrangements with the fund's custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle's investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.